As filed with the Securities and Exchange Commission on May 3, 2006

  File No. 33-9504
  File No. 811-4878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 48  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 50  ☒

  SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (800) 342-5734

Edward D. Loughlin
c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq.
Morgan Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On June 7, 2006 pursuant to paragraph (b) of Rule 485
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  On [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  On [date] pursuant to paragraph (a)(2)

  If appropriate check the following box:

  ☒  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

The SEI Institutional Managed Trust's (the "Trust") Prospectus relating to the Enhanced Income and Global Managed Volatility Funds is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878; Accession Number 0001104659-06-011169) filed with the SEC via EDGAR on February 22, 2006.

The Trust's Statement of Additional Information relating to the Enhanced Income and Global Managed Volatility Funds is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878; Accession Number 0001104659-06-011169) filed with the SEC via EDGAR on February 22, 2006.

PART C. OTHER INFORMATION

ENHANCED INCOME AND GLOBAL MANAGED VOLATILITY FUNDS ONLY

Item 23.  Exhibits:

(a)(1)	Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

(a)(2)	Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 19, 1997.

(b)	Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC to be filed by later amendment.

(d)(3)	Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management, Inc. with respect to the Global Managed Volatility Fund to be filed by later amendment.

(d)(4)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund, dated March 10, 2006, to be filed by later amendment.

(d)(5)	Form of Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund to be filed by later amendment.

(d)(6)	Form of Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Enhanced Income Fund to be filed by later amendment.

(e)(1)	Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(e)(2)	Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. to be filed by later amendment.

(f)	Not Applicable.

(g)(1)	Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(g)(2)	Amended Attachment C to the Custodian Agreement between the Trust and Wachovia Bank, N.A. with respect to the Enhanced Income Fund to be filed by later amendment.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services dated December 10, 2003 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

(h)(2)	Amended and Restated Schedule D to the Amended and Restated Administration and Transfer Agency Agreement to be filed by later amendment.

(i)	Opinion and Consent of Counsel to be filed by later amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

(n)(1)	Amended and Restated Rule 18f-3 Multiple Class Plan dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

(n)(2)	Schedule A to the 18f-3 Multiple Class Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2005.

(o)	Not applicable.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(3)	The Code of Ethics for SEI Institutional Managed Trust is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

(p)(4)	The Code of Ethics for Acadian Asset Management, Inc. to be filed by later amendment.

(p)(5)	The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(p)(6)	The Code of Ethics for Record Currency Management Limited to be filed by later amendment.

(p)(7)	The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

(q)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management, Inc.

Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Gary L. Bergstrom Chairman	—	—

Ronald D. Frashure President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Churchill G. Franklin Executive Vice President	—	—

John R. Chisholm Executive Vice President	—	—

Scott Powers	Old Mutual Asset Managers (U.S.)	CEO

Analytic Investors, Inc.

Analytic Investors, Inc. ("Analytic") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071. Analytic is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors	President

	Deseret Trust Company	Director

	Bonneville Holding Company	Director

	Deseret Mutual Insurance Company	Director

Scott Powers Director	Old Mutual (US) Holdings, Inc.	Chief Executive Officer

	Old Mutual Asset Managers (US) LLC	Chief Executive Officer

Marie Nastasi Arlt Vice President, Corporate Secretary, Treasurer and Chief Operating Officer	Analytic US Market Neutral Offshore, Ltd.	Director

Analytic US Market Neutral Offshore M, Ltd.	Director

Analytic US Market Neutral Offshore Master, Ltd.	Director

Analytic US Market Neutral Offshore II, Ltd.	Director

Analytic US Market Neutral Offshore Master II, Ltd.	Director

Analytic Japanese Equity Market Neutral Offshore, Ltd.	Director

Analytic Japanese Equity Market Neutral Offshore Master, Ltd.	Director

Analytic Market Neutral V-6, Ltd.	Director

Analytic Global Opportunity Fund I, Ltd.	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Harinda de Silva President and Director	Analytic US Market Neutral Offshore, Ltd.	Director

	Analytic US Market Neutral Offshore M, Ltd.	Director

	Analytic US Market Neutral Offshore Master, Ltd.	Director

	Analytic US Market Neutral Offshore II, Ltd.	Director

	Analytic US Market Neutral Offshore Master II, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore, Ltd.	Director

	Analytic Japanese Equity Market Neutral Offshore Master, Ltd.	Director

	Analytic Market Neutral V-6, Ltd.	Director

	Analytic Global Opportunity Fund I, Ltd.	Director

Dennis Bein Chief Investment Officer	—	—

Gregory McMurran Chief Investment Officer	—	—

Amy Stueve Chief Compliance Officer	—	—

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom. RCM is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer, employee, partner or trustee of RCM has engaged in any business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President— Enterprise Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments (France)	Board of Directors

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

Carl A. Guarino Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Investments (France)	Board of Directors

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Senior Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Franchise, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

Jack May Vice President	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SIMC Holdings, LLC	Manager

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SIMC Holdings, LLC	Manager

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments Fund Management	Senior Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Trust Company	General Counsel, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

	SEI Insurance Group, Inc.	Vice President, Assistant Secretary

Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Director, Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Global Investments Corp.	Vice President, Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	—	—

Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Lori Heinel Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	SEI Investments Global (Cayman), Limited	Director

	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer

	SEI Investments—Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Senior Vice President

	SEI Investments Global (Bermuda) Ltd.	Director, President

Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary

Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors

Vincent Chu Vice President	SEI Asset Korea	Director

Kevin P. Robins Director, Senior Vice President	SEI Investments Company	Senior Vice President

	SEI Insurance Group, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	LSV Asset Management	Management Committee

	SEI Investments Global (Cayman), Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Global Holdings (Cayman) Inc.	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Director

	SEI Giving Fund	Director, President

Joseph P. Ujobai Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Inc. (Canada)	Director

	SEI Capital Limited (Canada)	Director

	SEI Global Investments Corp.	President

	SEI Investments (Europe) Ltd	Director

	SEI Investments—Unit Trust Management (UK) Limited	Director

	SEI Global Nominee Ltd	Director

	SEI Investments (France)	Board of Directors

	SEI Asset Korea	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global, Limited	Director

	SEI Investments Canada Company	Director

	SEI Global Services, Inc.	Senior Vice President

Michael Hogan Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Jack McCue Vice President	—	—

Roger Messina Vice President	—	—

James Miceli Vice President	—	—

Michael Cagnina Vice President	—	—

Michael Farrell Vice President	SEI Investments Distribution Co.	Vice President

	SEI Private Trust Company	Trust Officer

	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Global (Cayman), Limited	Vice President, Secretary

	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary

Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc.	Vice President, Assistant Secretary

N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc.	Senior Vice President, Secretary

	SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Assistant Secretary

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John Munch	General Counsel & Secretary	—

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Stephen Meyer	Director	—

Michael Farrell	Vice President	—

Mark J. Held	Senior Vice President	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

Mark Greco	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

Al DelPizzo	Vice President	—

Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

Wachovia Bank N.A. (formerly First Union National Bank)
Institutional Custody Group-PA 4942
123 S. Broad Street
Philadelphia, PA 19109

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9) (10), and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management, Inc.
One Post Office Square
Boston, MA 02109

Analytic Investors, Inc.
500 South Grand Avenue, 23rd Floor
Los Angeles, CA 90071

Record Currency Management Limited
1st Floor Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Wellington Management Company, LLP
75 State Street
Boston, MA 02019

Item 29.  Management Services:

None

Item 30.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 3rd day of May, 2006.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	May 3, 2006

Rosemarie B. Greco

	*	Trustee	May 3, 2006

William M. Doran

	*	Trustee	May 3, 2006

F. Wendell Gooch

	*	Trustee	May 3, 2006

George J. Sullivan, Jr.

	*	Trustee	May 3, 2006

James M. Storey

	*	Trustee	May 3, 2006

Robert A. Nesher

	*	Trustee	May 3, 2006

Nina Lesavoy

	* James M. Williams	Trustee	May 3, 2006

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	May 3, 2006

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	May 3, 2006

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(a)(1)	Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on October 17, 1986 is herein incorporated by reference to Exhibit 1 filed with the SEC on January 28, 1998.

EX-99.B(a)(2)	Amendment to the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 19, 1997.

EX-99.B(b)	Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

EX-99.B(c)	Not Applicable.

EX-99.B(d)(1)	Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 1997.

EX-99.B(d)(2)	Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC to be filed by later amendment.

EX-99.B(d)(3)	Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management, Inc. with respect to the Global Managed Volatility Fund to be filed by later amendment.

EX-99.B(d)(4)	Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Analytic Investors, Inc. with respect to the Global Managed Volatility Fund, dated March 10, 2006, to be filed by later amendment.

EX-99.B(d)(5)	Form of Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced Income Fund to be filed by later amendment.

EX-99.B(d)(6)	Form of Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Enhanced Income Fund to be filed by later amendment.

EX-99.B(e)(1)	Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(e)(2)	Amended and Restated Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co. to be filed by later amendment.

EX-99.B(f)	Not Applicable.

Exhibit Number	Description
EX-99.B(g)(1)	Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

EX-99.B(g)(2)	Amended Attachment C to the Custodian Agreement between the Trust and Wachovia Bank, N.A. with respect to the Enhanced Income Fund to be filed by later amendment.

EX-99.B(h)(1)	Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services dated December 10, 2003 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 29, 2004.

EX-99.B(h)(2)	Amended and Restated Schedule D to the Amended and Restated Administration and Transfer Agency Agreement to be filed by later amendment.

EX-99.B(i)	Opinion and Consent of Counsel to be filed by later amendment.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

EX-99.B(k)	Not Applicable.

EX-99.B(l)	Not Applicable.

EX-99.B(m)(1)	Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.

EX-99.B(n)(1)	Amended and Restated Rule 18f-3 Multiple Class Plan dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2003.

EX-99.B(n)(2)	Schedule A to the 18f-3 Multiple Class Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment 44 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 28, 2005.

EX-99.B(o)	Not applicable.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

EX-99.B(p)(3)	The Code of Ethics for SEI Institutional Managed Trust is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.

EX-99.B(p)(4)	The Code of Ethics for Acadian Asset Management, Inc. to be filed by later amendment.

Exhibit Number	Description
EX-99.B(p)(5)	The Code of Ethics for Analytic Investors, Inc. is herein incorporated by reference to Exhibit (p)(24) of the Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

EX-99.B(p)(6)	The Code of Ethics for Record Currency Management Limited to be filed by later amendment.

EX-99.B(p)(7)	The Code of Ethics for Wellington Management Company, LLP is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on December 2, 2005.

EX-99.B(q)	Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on January 27, 2006.